UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21676

Investment Company Act File Number

Eaton Vance Tax-Managed Buy-Write Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Buy-Write Income Fund

March 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.8%

Security	Shares	Value
Aerospace & Defense — 3.8%
Boeing Co. (The)	23,410	$2,971,665
Honeywell International, Inc.	38,263	4,287,369
Northrop Grumman Corp.	16,521	3,269,506
Textron, Inc.	11,648	424,686
United Technologies Corp.	33,819	3,385,282

		$14,338,508

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	7,252	$538,316
United Parcel Service, Inc., Class B	10,003	1,055,016

		$1,593,332

Airlines — 0.5%
American Airlines Group, Inc.	4,452	$182,576
Southwest Airlines Co.	36,616	1,640,397

		$1,822,973

Auto Components — 0.7%
Dana Holding Corp.	31,658	$446,061
Goodyear Tire & Rubber Co. (The)	3,713	122,455
Johnson Controls, Inc.	36,367	1,417,222
Lear Corp.	7,250	805,982

		$2,791,720

Automobiles — 0.1%
Ford Motor Co.	20,730	$279,855

		$279,855

Banks — 6.1%
Bank of America Corp.	131,359	$1,775,974
BankUnited, Inc.	10,483	361,034
Citigroup, Inc.	100,379	4,190,823
Fifth Third Bancorp	57,446	958,774
JPMorgan Chase & Co.	85,013	5,034,470
KeyCorp	85,122	939,747
M&T Bank Corp.	5,096	565,656
PNC Financial Services Group, Inc. (The)	18,419	1,557,695
SunTrust Banks, Inc.	5,538	199,811
Wells Fargo & Co.	146,381	7,078,985

		$22,662,969

Beverages — 2.9%
Coca-Cola Co. (The)	136,579	$6,335,900
PepsiCo, Inc.	43,722	4,480,630

		$10,816,530

Biotechnology — 3.6%
AbbVie, Inc.	21,079	$1,204,032
Amgen, Inc.	18,988	2,846,871
Baxalta, Inc.	37,878	1,530,271
Celgene Corp.(1)	38,661	3,869,579
Gilead Sciences, Inc.	41,408	3,803,739
Vertex Pharmaceuticals, Inc.(1)	1,850	147,057

		$13,401,549

Security	Shares	Value
Capital Markets — 1.1%
Invesco, Ltd.	38,480	$1,184,030
Lazard, Ltd., Class A	21,525	835,170
Legg Mason, Inc.	7,629	264,574
State Street Corp.	28,766	1,683,386

		$3,967,160

Chemicals — 2.2%
CF Industries Holdings, Inc.	4,254	$133,320
Dow Chemical Co. (The)	45,132	2,295,414
E.I. du Pont de Nemours & Co.	45,079	2,854,402
Eastman Chemical Co.	3,608	260,606
Sherwin-Williams Co. (The)	9,183	2,614,125

		$8,157,867

Commercial Services & Supplies — 0.1%
Waste Management, Inc.	4,649	$274,291

		$274,291

Communications Equipment — 1.0%
Brocade Communications Systems, Inc.	42,403	$448,624
Cisco Systems, Inc.	121,962	3,472,258

		$3,920,882

Consumer Finance — 1.0%
American Express Co.	25,226	$1,548,876
Discover Financial Services	40,754	2,075,194

		$3,624,070

Containers & Packaging — 0.5%
Avery Dennison Corp.	15,307	$1,103,788
WestRock Co.	16,727	652,855

		$1,756,643

Distributors — 0.7%
Genuine Parts Co.	27,494	$2,731,804

		$2,731,804

Diversified Financial Services — 1.9%
Berkshire Hathaway, Inc., Class B(1)	29,508	$4,186,595
McGraw Hill Financial, Inc.	30,789	3,047,495

		$7,234,090

Diversified Telecommunication Services — 2.4%
AT&T, Inc.	132,177	$5,177,373
CenturyLink, Inc.	12,000	383,520
Level 3 Communications, Inc.(1)	6,823	360,595
Verizon Communications, Inc.	55,283	2,989,705

		$8,911,193

Electric Utilities — 1.2%
Duke Energy Corp.	23,843	$1,923,653
Edison International	20,090	1,444,270
Pinnacle West Capital Corp.	7,168	538,102
Xcel Energy, Inc.	12,009	502,217

		$4,408,242

Electrical Equipment — 0.7%
Emerson Electric Co.	44,837	$2,438,236

		$2,438,236

Energy Equipment & Services — 1.3%
Halliburton Co.	53,378	$1,906,662
Schlumberger, Ltd.	39,317	2,899,629

		$4,806,291

Security	Shares	Value
Food & Staples Retailing — 2.2%
Costco Wholesale Corp.	5,230	$824,143
CVS Health Corp.	47,515	4,928,731
Wal-Mart Stores, Inc.	33,228	2,275,786
Walgreens Boots Alliance, Inc.	671	56,525

		$8,085,185

Food Products — 1.5%
Kellogg Co.	14,423	$1,104,081
Kraft Heinz Co. (The)	8,326	654,091
Mondelez International, Inc., Class A	46,954	1,883,794
Tyson Foods, Inc., Class A	28,696	1,912,875

		$5,554,841

Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	73,588	$3,078,186
Baxter International, Inc.	37,878	1,556,028
Medtronic PLC	4,768	357,600
Stryker Corp.	26,801	2,875,480
Zimmer Biomet Holdings, Inc.	3,848	410,312

		$8,277,606

Health Care Providers & Services — 1.6%
DaVita HealthCare Partners, Inc.(1)	2,916	$213,976
Express Scripts Holding Co.(1)	3,165	217,404
UnitedHealth Group, Inc.	39,575	5,101,217
VCA, Inc.(1)	11,050	637,475

		$6,170,072

Hotels, Restaurants & Leisure — 1.5%
Marriott International, Inc., Class A	14,651	$1,042,858
Marriott Vacations Worldwide Corp.	2,064	139,320
McDonald’s Corp.	27,950	3,512,756
Wyndham Worldwide Corp.	11,235	858,691

		$5,553,625

Household Durables — 1.1%
Leggett & Platt, Inc.	11,383	$550,937
Lennar Corp., Class A	18,642	901,527
Newell Rubbermaid, Inc.	62,919	2,786,683

		$4,239,147

Household Products — 1.9%
Clorox Co. (The)	6,843	$862,629
Kimberly-Clark Corp.	19,850	2,670,023
Procter & Gamble Co. (The)	41,348	3,403,354

		$6,936,006

Industrial Conglomerates — 2.1%
3M Co.	21,663	$3,609,706
General Electric Co.	139,360	4,430,254

		$8,039,960

Insurance — 4.1%
Allstate Corp. (The)	44,623	$3,006,251
AmTrust Financial Services, Inc.	6,090	157,609
Chubb, Ltd.	12,980	1,546,567
Cincinnati Financial Corp.	18,908	1,235,827
Lincoln National Corp.	47,210	1,850,632
Marsh & McLennan Cos., Inc.	50,188	3,050,929
MetLife, Inc.	10,338	454,252
Principal Financial Group, Inc.	29,001	1,144,089
Prudential Financial, Inc.	17,013	1,228,679
Travelers Cos., Inc. (The)	13,969	1,630,322

		$15,305,157

Security	Shares	Value
Internet & Catalog Retail — 1.8%
Amazon.com, Inc.(1)	5,031	$2,986,603
Netflix, Inc.(1)	4,333	442,963
Priceline Group, Inc. (The)(1)	1,797	2,316,261
Shutterfly, Inc.(1)	19,125	886,826

		$6,632,653

Internet Software & Services — 5.3%
Alphabet, Inc., Class A(1)	8,610	$6,568,569
Alphabet, Inc., Class C(1)	8,633	6,431,153
Facebook, Inc., Class A(1)	37,484	4,276,925
VeriSign, Inc.(1)	29,713	2,630,789

		$19,907,436

IT Services — 3.0%
Fidelity National Information Services, Inc.	26,132	$1,654,417
International Business Machines Corp.	26,401	3,998,431
MasterCard, Inc., Class A	47,447	4,483,741
Visa, Inc., Class A	15,270	1,167,850

		$11,304,439

Leisure Products — 0.0%(2)
Mattel, Inc.	5,179	$174,118

		$174,118

Life Sciences Tools & Services — 1.0%
Thermo Fisher Scientific, Inc.	25,979	$3,678,367

		$3,678,367

Machinery — 0.7%
Caterpillar, Inc.	9,517	$728,431
Snap-on, Inc.	6,380	1,001,596
Stanley Black & Decker, Inc.	8,690	914,275

		$2,644,302

Media — 4.5%
CBS Corp., Class B	20,142	$1,109,623
Comcast Corp., Class A	87,722	5,358,060
Omnicom Group, Inc.	35,123	2,923,287
Time Warner, Inc.	28,358	2,057,373
Walt Disney Co. (The)	55,841	5,545,569

		$16,993,912

Metals & Mining — 0.4%
Nucor Corp.	27,934	$1,321,278

		$1,321,278

Multi-Utilities — 1.9%
Centerpoint Energy, Inc.	14,223	$297,545
CMS Energy Corp.	65,445	2,777,486
Dominion Resources, Inc.	1,997	150,014
DTE Energy Co.	10,342	937,606
NiSource, Inc.	49,999	1,177,976
Public Service Enterprise Group, Inc.	36,355	1,713,775

		$7,054,402

Multiline Retail — 0.8%
Macy’s, Inc.	48,228	$2,126,373
Nordstrom, Inc.	12,248	700,708
Target Corp.	2,425	199,529

		$3,026,610

Oil, Gas & Consumable Fuels — 6.1%
Chevron Corp.	61,930	$5,908,122
Columbia Pipeline Group, Inc.	49,999	1,254,975
EOG Resources, Inc.	33,718	2,447,252
Exxon Mobil Corp.	65,566	5,480,662

Security	Shares	Value
Kinder Morgan, Inc.	35,957	$642,192
Newfield Exploration Co.(1)	74,168	2,466,086
Phillips 66	24,334	2,107,081
Tesoro Corp.	19,643	1,689,494
Williams Cos., Inc. (The)	57,536	924,604

		$22,920,468

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	3,326	$313,675

		$313,675

Pharmaceuticals — 5.7%
Allergan PLC(1)	1,596	$427,776
Bristol-Myers Squibb Co.	74,352	4,749,606
Johnson & Johnson	51,433	5,565,050
Mallinckrodt PLC(1)	10,438	639,641
Merck & Co., Inc.	105,937	5,605,127
Pfizer, Inc.	139,905	4,146,784

		$21,133,984

Professional Services — 0.3%
ManpowerGroup, Inc.	1,193	$97,134
Robert Half International, Inc.	18,170	846,359

		$943,493

Real Estate Investment Trusts (REITs) — 2.5%
Apartment Investment & Management Co., Class A	12,428	$519,739
AvalonBay Communities, Inc.	11,002	2,092,581
Crown Castle International Corp.	14,227	1,230,636
Equity Residential	14,774	1,108,493
Host Hotels & Resorts, Inc.	58,590	978,453
Kimco Realty Corp.	78,276	2,252,783
ProLogis, Inc.	22,296	985,037
Realty Income Corp.	4,920	307,549

		$9,475,271

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)	8,158	$235,114

		$235,114

Road & Rail — 1.0%
J.B. Hunt Transport Services, Inc.	3,521	$296,609
Kansas City Southern	11,539	986,008
Norfolk Southern Corp.	27,357	2,277,470

		$3,560,087

Semiconductors & Semiconductor Equipment — 2.8%
Analog Devices, Inc.	16,160	$956,511
Applied Materials, Inc.	15,313	324,329
Broadcom, Ltd.	12,225	1,888,763
Cree, Inc.(1)	10,954	318,761
Intel Corp.	55,142	1,783,844
KLA-Tencor Corp.	3,859	280,974
NVIDIA Corp.	24,772	882,626
QUALCOMM, Inc.	67,609	3,457,524
Teradyne, Inc.	32,470	701,027

		$10,594,359

Software — 4.2%
Electronic Arts, Inc.(1)	7,140	$472,026
Microsoft Corp.	196,258	10,839,329
Oracle Corp.	103,117	4,218,517
salesforce.com, inc.(1)	4,316	318,650

		$15,848,522

Security	Shares	Value
Specialty Retail — 2.3%
Advance Auto Parts, Inc.	3,365	$539,544
Home Depot, Inc. (The)	45,616	6,086,543
L Brands, Inc.	1,800	158,058
Lowe’s Cos., Inc.	9,090	688,567
Tiffany & Co.	14,641	1,074,357

		$8,547,069

Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.	140,788	$15,344,484

		$15,344,484

Textiles, Apparel & Luxury Goods — 1.0%
Coach, Inc.	26,269	$1,053,124
Michael Kors Holdings, Ltd.(1)	4,705	267,997
NIKE, Inc., Class B	31,994	1,966,671
Under Armour, Inc., Class A(1)	4,145	351,621

		$3,639,413

Tobacco — 1.7%
Altria Group, Inc.	10,537	$660,248
Philip Morris International, Inc.	57,916	5,682,139
Reynolds American, Inc.	3,120	156,967

		$6,499,354

Trading Companies & Distributors — 0.1%
Fastenal Co.	10,080	$493,920

		$493,920

Total Common Stocks — 101.8% (identified cost $166,850,806)		$380,386,534

Call Options Written — (1.9)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	565	$2,010	4/1/16	$(2,810,875)
S&P 500 Index	315	2,025	4/8/16	(1,192,275)
S&P 500 Index	485	2,040	4/15/16	(1,467,125)
S&P 500 Index	420	2,040	4/22/16	(1,474,200)

Total Call Options Written (premiums received $4,692,014)				$(6,944,475)

Other Assets, Less Liabilities — 0.1%				$377,123

Net Assets — 100.0%				$373,819,182

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

Written options activity for the fiscal year to date ended March 31, 2016 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	1,780	$3,500,938
Options written	5,315	13,377,487
Options terminated in closing purchase transactions	(2,190)	(5,521,620)
Options expired	(3,120)	(6,664,791)

Outstanding, end of period	1,785	$4,692,014

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At March 31, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At March 31, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $6,944,475.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$166,663,696

Gross unrealized appreciation	$213,748,268
Gross unrealized depreciation	(25,430)

Net unrealized appreciation	$213,722,838

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$380,386,534 *	$—	$—	$380,386,534
Total Investments	$380,386,534	$—	$—	$380,386,534

Liability Description
Call Options Written	$(6,944,475)	$—	$—	$(6,944,475)
Total	$(6,944,475)	$—	$—	$(6,944,475)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At March 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Buy-Write Income Fund

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	May 23, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 23, 2016